Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 2,392,871	$ 3,025,350
Funds held in escrow		2,484,634
Amounts receivable	227,804	196,828
Prepaid expenses	825,563	40,240
Total Current Assets	3,446,238	5,747,052
Intangible assets	45,139,683	1,300,429
Property and equipment	1,317,287	443,241
Total Assets	49,903,208	7,490,722
Trade payables and accrued liabilities	191,455	180,598
Deferred revenue	219,068	30,046
Long term loan – current portion	47,740	49,207
Total Current Liabilities	458,263	259,851
Long term loan	88,231	143,444
Liabilities for employee benefits	86,015	87,058
Total Liabilities	632,509	490,353
Shareholders’ Equity
Share capital	54,806,522	10,843,471
Share purchase warrants reserve	639,879	639,879
Shares to be issued	41,875	81,967
Share-based payment reserve	570,446	550,517
Translation differences reserve	15,746	27,455
Capital reserve for re-measurement of defined benefit plan	13,279	9,444
Deficit	(6,817,048)	(5,152,364)
Total Shareholders’ equity	49,270,699	7,000,369
Total Liabilities and Shareholders’ Equity	$ 49,903,208	$ 7,490,722